12 Months Ended
Apr. 01, 2015

MASSMUTUAL SELECT FUNDS

MassMutual Select Small Cap Growth Equity Fund

Supplement dated July 10, 2015 to the

Prospectus dated April 1, 2015

This supplement provides new and additional information beyond that contained in the Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus, and any previous supplements.

Effective July 7, 2015, OFI Global Institutional, Inc. ("OFI Global") replaced Montibus Capital Management LLC ("Montibus") as subadviser to the Small Cap Growth Equity Fund.

The following information replaces the information found in the second paragraph under Principal Investment Strategies on page 83 for the Small Cap Growth Equity Fund:

The Fund is managed by three subadvisers, Wellington Management Company LLP ("Wellington Management"), Waddell & Reed Investment Management Company ("Waddell & Reed"), and OFI Global Institutional, Inc. ("OFI Global"), each being responsible for a portion of the portfolio, but not necessarily equally weighted. Each subadviser employs a growth-based investment approach and may perform a number of analyses in considering whether to buy or sell a security for the Fund. Wellington Management and Waddell & Reed use a combination of fundamental and quantitative analyses to identify small-cap companies that it believes are experiencing or will experience rapid earnings or revenue growth and OFI Global uses fundamental research to select securities for the Fund's portfolio. A subadviser may consider selling a security for the Fund if, for example, in its judgment, target prices are reached, future upside potential is limited, company fundamentals are no longer attractive, superior purchase candidates are identified, or market capitalization ceilings are exceeded.

The following information supplements the information found under Principal Risks on pages 83 and 84 for the Small Cap Growth Equity Fund:

Sector Risk The Fund may allocate more of its assets to certain economic, market, or industry sectors than to others. This could increase the volatility of the Fund's portfolio, and the Fund's performance may be more susceptible to developments affecting issuers in those sectors than if the Fund invested more broadly.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE